Annual Total Returns - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2025
Fidelity Advisor Growth & Income Fund - Class A
Bar Chart Table:
Annual Return 2015	(2.58%)
Annual Return 2016	15.60%
Annual Return 2017	16.58%
Annual Return 2018	(9.45%)
Annual Return 2019	30.16%
Annual Return 2020	7.24%
Annual Return 2021	25.37%
Annual Return 2022	(4.99%)
Annual Return 2023	17.98%
Annual Return 2024	21.13%
Fidelity Advisor Growth & Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017